Intangible assets (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Total	$ 31,635,487	$ 31,328,852
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
2013	68,544
2014	68,544
2015	68,544
2016	68,544
2017	68,544
Thereafter	1,554,210
Total	$ 1,896,930